Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
17. Leases
The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under non-cancelable operating leases, ranging from two to thirty years. As of December 31, 2024 and December 31, 2023, the Company operated 34 and 42 aircraft, respectively, under non-cancelable operating leases ranging from three months to seven years for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases which amounted to $15,198 and $12,689 for the years ended December 31, 2024 and 2023, respectively. During the year ended December 31, 2024, the Company negotiated the purchase of one aircraft under existing operating leases. In October 2024, the Company entered into a non-cancellable finance lease for one aircraft.
Vehicle leases typically have month-to-month lease terms and are classified as short-term leases.
The following table sets forth information about the Company’s lease costs for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Operating lease cost	$21,195	$18,278
Short-term lease cost	1,685	768
Finance lease cost:
Amortization of right-of-use assets	743	—
Interest on lease liabilities	303	—
Total lease costs	$23,926	$19,046
The following table sets forth supplemental cash flow information about operating and finance leases for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
ROU assets obtained in exchange for new lease liabilities
Operating lease liabilities	$14,866	$48,807
Finance lease liabilities	$16,039	$—
Supplemental balance sheet information related to the leases is as follows:

	Year Ended December 31,
	2024	2023
Weighted-average remaining lease term – operating leases	9.09 years	8.52 years
Weighted-average discount rate – operating leases	6.87%	6.54%
Weighted-average remaining lease term – finance leases	4.83 years	0 years
Weighted-average discount rate – finance leases	8.23%	—%
The Company’s future lease payments under non-cancellable operating leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$19,739
2026	17,455
2027	12,714
2028	6,451
2029	4,095
Thereafter	40,226
Total undiscounted cash flows	100,680
Less: Imputed interest	(30,452)
Present value of lease liabilities	$70,228
The Company’s future lease payments under finance leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$1,837
2026	2,334
2027	1,890
2028	1,531
2029	788
Thereafter	—
Total undiscounted cash flows	8,380
Less: Imputed interest	(1,390)
Present value of lease liabilities	$6,990

Leases
17. Leases
The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under non-cancelable operating leases, ranging from two to thirty years. As of December 31, 2024 and December 31, 2023, the Company operated 34 and 42 aircraft, respectively, under non-cancelable operating leases ranging from three months to seven years for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases which amounted to $15,198 and $12,689 for the years ended December 31, 2024 and 2023, respectively. During the year ended December 31, 2024, the Company negotiated the purchase of one aircraft under existing operating leases. In October 2024, the Company entered into a non-cancellable finance lease for one aircraft.
Vehicle leases typically have month-to-month lease terms and are classified as short-term leases.
The following table sets forth information about the Company’s lease costs for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Operating lease cost	$21,195	$18,278
Short-term lease cost	1,685	768
Finance lease cost:
Amortization of right-of-use assets	743	—
Interest on lease liabilities	303	—
Total lease costs	$23,926	$19,046
The following table sets forth supplemental cash flow information about operating and finance leases for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
ROU assets obtained in exchange for new lease liabilities
Operating lease liabilities	$14,866	$48,807
Finance lease liabilities	$16,039	$—
Supplemental balance sheet information related to the leases is as follows:

	Year Ended December 31,
	2024	2023
Weighted-average remaining lease term – operating leases	9.09 years	8.52 years
Weighted-average discount rate – operating leases	6.87%	6.54%
Weighted-average remaining lease term – finance leases	4.83 years	0 years
Weighted-average discount rate – finance leases	8.23%	—%
The Company’s future lease payments under non-cancellable operating leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$19,739
2026	17,455
2027	12,714
2028	6,451
2029	4,095
Thereafter	40,226
Total undiscounted cash flows	100,680
Less: Imputed interest	(30,452)
Present value of lease liabilities	$70,228
The Company’s future lease payments under finance leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$1,837
2026	2,334
2027	1,890
2028	1,531
2029	788
Thereafter	—
Total undiscounted cash flows	8,380
Less: Imputed interest	(1,390)
Present value of lease liabilities	$6,990